FINANCIAL (INCOME) EXPENSES, net (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL (INCOME) EXPENSES, net
Schedule of financial income, net

	Year Ended December 31,
	2020	2019	2018
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	—	344	104
Gains on financial assets at fair value through profit or loss	94	474	295
Gains from changes in exchange rates	—	74	—
Interest from bank deposits	176	443	279
	270	1,335	678
Financial expenses:
Interest and finance charges for lease liabilities	405	390	—
Loss from changes in exchange rates	9	—	125
Interest expenses related to borrowing and payable in respect of intangible assets purchase	12,045	—	—
Other	300	48	42
	12,759	438	167
Financial (income) /expenses, net	12,489	(897)	(511)